Other income and expenses	12 Months Ended
Dec. 31, 2018
Other income and expense
Other income and expenses

25.Other income and expenses

Other income and expenses for the years ended December 31 was as follows:

	2016	2017	2018
Loss on set up of associate (Note 6)	—	—	(267)
Compensation of expenses from an associate	—	—	181
Change in fair value of financial instruments	—	—	(86)
Share in loss of associates and joint ventures	—	—	(46)
Loss on disposal of subsidiaries	(10)	—	—
Other expenses	(76)	(71)	(27)
Other Income	7	30	18
Total other income and expenses, net	(79)	(41)	(227)